STOCK SUBCRIPTIONS RECEIVABLE	12 Months Ended
Dec. 31, 2011
STOCK SUBCRIPTIONS RECEIVABLE [Abstract]
STOCK SUBCRIPTIONS RECEIVABLE

NOTE I - STOCK SUBCRIPTIONS RECEIVABLE

The Company issued 45,200,000 shares (pre-split) on September 21, 2005 at $0.01 per share as follows:

Company	Shares	USD

Global China Enterprises Limited	7,500,000	$75,000
Mart Express Limited	7,500,000	75,000
Rich Gush Limited	7,500,000	75,000
Mart Burkit Limited	7,500,000	75,000
Sino Castle Holdings Limited	7,500,000	75,000
Fivestar International Limited	7,700,000	75,000
TOTAL	45,200,000	$452,000

As of December 31, 2010, the investing companies had not paid the subscription amount of $452,000, the amount is shown as uncollectible subscriptions.

On March 3, 2011, the Company has determined that it will not be able to collect the money for the stock subscriptions. As a result, management elected to treat the unpaid for shares as cancelled shares as of March 3, 2011.